Earnings per share	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
12.1.    Basic earnings per share is computed by dividing earning by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. The following table presents the calculation of basic earnings per share (in thousands, except share and per share amounts):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Numerator:
Profit applicable to DoubleDown Interactive Co., Ltd.	$32,721	$25,014	$78,409	$88,421
Weighted average shares outstanding - basic	2,477,672	2,477,672	2,477,672	2,477,672
Basic earnings per share	$13.21	$10.10	$31.65	$35.69
12.2.    Diluted earnings per share is computed by dividing profit applicable to owners of the Company by the weighted-average number of common shares and dilutive common share equivalents outstanding for the period. The Company does not have dilutive potential ordinary shares outstanding. Accordingly, the diluted earnings per share for the nine months ended September 30, 2025 and 2024 are the same as the basic earnings per share.